Annual Total Returns [BarChart] - LVIP SSGA Small-Cap Index Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(4.56%)
2012	15.89%
2013	37.90%
2014	4.67%
2015	(4.71%)
2016	20.68%
2017	14.21%
2018	(11.37%)
2019	25.03%
2020	19.20%